ORGANIZATION AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Corporation (the “Corporation”) is a leading global investment firm focused on building long-term wealth for institutions and individuals around the world. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The Corporation is listed on the New York and Toronto stock exchanges (“NYSE” and “TSX”, respectively) under the symbol BN. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 100, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 15%+ return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s capital consists of the capital invested in its Asset Management business, including investments in entities that it manages, its Wealth Solutions business, its corporate investments that are held outside of managed entities, and its net working capital. The Corporation’s capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at December 31, 2024, the Corporation’s capital totaled $60.4 billion (December 31, 2023 – $58.2 billion), and is computed as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Cash and cash equivalents	$820	$134
Other financial assets	1,234	4,004
Common equity in investments	56,147	53,523
Other assets and liabilities of the Corporation	2,238	506
Corporation’s Capital	$60,439	$58,167
Corporation’s Capital is comprised of the following:
Common equity	$41,874	$41,674
Preferred equity	4,103	4,103
Non-controlling interest	230	230
Corporate borrowings	14,232	12,160
	$60,439	$58,167
The Corporation generates returns on its capital through management fees and performance revenues earned through its Asset Management business, distributable earnings from its Wealth Solutions business, distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial assets. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2024 is as follows:

AS AT DEC. 31, 2024 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$820	$14,231	$—	$15,051
Other financial assets	1,234	24,653	—	25,887
Accounts receivable and other[1]	3,092	28,281	(1,155)	30,218
Inventory	—	8,458	—	8,458
Assets classified as held for sale	—	10,291	—	10,291
Equity accounted investments	2,488	65,822	—	68,310
Investment properties	16	103,649	—	103,665
Property, plant and equipment	113	152,906	—	153,019
Intangible assets	85	35,987	—	36,072
Goodwill	—	35,730	—	35,730
Deferred income tax assets	342	3,381	—	3,723
Accounts payable and other[1]	(3,368)	(53,289)	1,155	(55,502)
Liabilities associated with assets classified as held for sale	—	(4,721)	—	(4,721)
Deferred income tax liabilities	(530)	(24,737)	—	(25,267)
Subsidiary equity obligations	—	(4,759)	—	(4,759)
Total	4,292	395,883	—	400,175
Common equity in investments[2]	56,147	—	(56,147)	—
Corporation’s Capital	60,439	395,883	(56,147)	400,175
Less:
Corporate borrowings	14,232	—	—	14,232
Non-recourse borrowings of managed entities	—	220,560	—	220,560
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	119,176	—	119,406
Common equity	$41,874	$56,147	$(56,147)	$41,874
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $1.2 billion and $1.2 billion, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.

Common equity in investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our Corporate Activities. This measure is equal to the sum of the common equity in our Asset Management, Wealth Solutions, Renewable Power and Transition, Infrastructure, Private Equity, and Real Estate operating segments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2023 is as follows:

AS AT DEC. 31, 2023 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$134	$11,088	$—	$11,222
Other financial assets	4,004	24,320	—	28,324
Accounts receivable and other[1]	1,191	27,836	(515)	28,512
Inventory	—	11,412	—	11,412
Assets classified as held for sale	—	2,489	—	2,489
Equity accounted investments	2,081	57,043	—	59,124
Investment properties	21	124,131	—	124,152
Property, plant and equipment	144	147,473	—	147,617
Intangible assets	84	38,910	—	38,994
Goodwill	—	34,911	—	34,911
Deferred income tax assets	489	2,849	—	3,338
Accounts payable and other[1]	(3,383)	(56,025)	515	(58,893)
Liabilities associated with assets classified as held for sale	—	(118)	—	(118)
Deferred income tax liabilities	(117)	(24,870)	—	(24,987)
Subsidiary equity obligations	(4)	(4,141)	—	(4,145)
Total	4,644	397,308	—	401,952
Common equity in investments[2]	53,523	—	(53,523)	—
Corporation’s Capital	58,167	397,308	(53,523)	401,952
Less:
Corporate borrowings	12,160	—	—	12,160
Non-recourse borrowings of managed entities	—	221,550	—	221,550
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	122,235	—	122,465
Common equity	$41,674	$53,523	$(53,523)	$41,674
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $515 million and $515 million, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.